INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES (BENEFIT)

The income tax expense (benefit) consisted of the following for the fiscal years ended February 29, 2024 and February 28, 2023:

	February 29, 2024	February 28, 2023
Total current	$—	$—
Total deferred	—	—
Total	$—	$—

SCHEDULE OF EXPECTED STATUTORY FEDERAL INCOME TAX PROVISION

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax benefit for the fiscal years ended February 29, 2024 and February 28, 2023:

February 29, 2024
Federal statutory rate	$(4,349,000)
State income tax benefit, net of federal benefit	(994,000)
Non deductible interest	501,000
Non deductible stock based compensation	377,000
Change in valuation allowance	4,465,000
Total	$—

February 28, 2023
Federal statutory rate	$(3,803,000)
State income tax benefit, net of federal benefit	(859,400)
Non deductible interest	415,800
Non deductible stock based compensation	155,400
Change in valuation allowance	4,091,200
Total	$—

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal years February 29, 2024 and February 28, 2023:

	February 29, 2024	February 28, 2023
Deferred tax assets:
Net operating loss carryforwards	$17,116,115	$12,651,115

Deferred tax liabilities:
Depreciation	—	—
Deferred revenue	—	—
Total deferred tax liabilities	—	—

Net deferred tax assets:
Less valuation allowance	(17,116,115)	(12,651,115)
Net deferred tax assets (liabilities)	$—	$—